Consolidated Statement of Financial Position - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Non-current assets
Property, plant and equipment	$ 1,963,000	$ 2,206,000	$ 199,000
Right of use asset	6,141,000	6,139,000
Intangible assets	3,414,000	40,291,000	18,235,000
Fixed asset investments	30,000	28,000	34,000
Trade and other receivables	1,888,000	18,565,000	5,000,000
Total non-current assets	13,436,000	67,229,000	23,468,000
Current assets
Trade and other receivables	3,217,000	7,677,000	3,292,000
Cash and cash equivalents	44,455,000	48,966,000	86,966,000
Assets classified as held for sale	38,677,000
Total current assets	86,349,000	56,643,000	90,258,000
Total assets	99,785,000	123,872,000	113,726,000
Current liabilities
Trade and other payables	18,831,000	22,655,000	17,069,000
Lease liabilities	2,118,000	1,154,000
Liabilities classified as held for sale	5,869,000
Total current liabilities	26,818,000	23,809,000	17,069,000
Non-current liabilities
Trade and other payables	24,000	4,183,000	2,460,000
Lease liabilities	6,284,000	6,681,000
Warrants liability	6,000	10,644,000	128,038,000
Total non-current liabilities	6,314,000	21,508,000	130,498,000
Total liabilities	33,132,000	45,317,000	147,567,000
Net assets/(liabilities)	66,653,000	78,555,000	(33,841,000)
EQUITY
Share capital	16,000	12,000	11,000
Share premium	137,021,000	92,306,000	70,999,000
Other reserves	166,804,000	166,804,000	166,804,775
Foreign currency translation reserve	1,790,000	3,357,000	256,000
Share-based payment reserve	38,555,000	23,216,000	303,000
Retained earnings	(277,533,000)	(207,140,000)	(272,215,000)
Total Equity	$ 66,653,000	$ 78,555,000	$ (33,841,000)